ALLIANCE PREMIER GROWTH FUND

SEMI-ANNUAL REPORT
MAY 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                             ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

July 27, 1998

Dear Shareholder:

We are pleased to provide you with Alliance Premier Growth Fund investment results and market activity for the periods ended May 31, 1998.

INVESTMENT RESULTS
The semi-annual reporting period for Alliance Premier Growth Fund ended on May 31, 1998. The Fund's performance numbers for the previous six and 12-month periods are shown in the following table, together with index performance for the Fund's benchmarks, the S&P 500 Stock Index and the Russell 1000 Growth Stock Index. As you can see from the table, all classes of your Fund's shares substantially outperformed both indices for the six month and 12-month periods.

This outperformance can be attributed to three factors. First, stock selection in specific technology industries performed well, including Cisco Systems, Inc., Dell Computer Corp., Microsoft Corp. and Nokia Corp. Second, strong exposure to broadline, U.S. retailers benefited from an economically strong U.S. consumer, specifically Dayton Hudson Corp., Wal-Mart Stores, Inc., Kohl's Corp., Federated Department Stores, Inc. and Home Depot, Inc. Third, your Fund's portfolio benefited from companies with accelerating cash flows which were not jeopardized by the Asian economic crisis, namely, AirTouch Communications, Inc., Tyco International, Ltd. and other U.S. pharmaceutical companies.


INVESTMENT RESULTS*
Periods Ended May 31, 1998
                                          TOTAL RETURNS
                                    6 MONTHS         12 MONTHS
                                   ---------         ---------
ALLIANCE PREMIER GROWTH FUND
   Class A                           22.74%            38.40%
   Class B                           22.33%            37.53%
   Class C                           22.35%            37.53%

S&P 500 STOCK INDEX                  15.07%            30.66%
RUSSELL 1000 GROWTH STOCK INDEX      14.70%            28.77%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF MAY 31, 1998. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX REPRESENTS THE PERFORMANCE OF 1000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
In explaining our investment philosophy to shareholders, we have always tried to avoid the economist's dictum of "on the one hand this, on the other that." However, after the market's continued robust performance, we believe that a discussion of potential opportunities and problems facing the market is in order.

It is important to start by restating that the U.S. economy remains robust and the fundamentals underpinning its performance over the past several years remain solidly in place. U.S. consumer spending is healthy, corporate cost-cutting benefits are ongoing, monetary and fiscal policies are well-balanced and U.S. technological leadership continues. As a result, the foundation for today's valuations is strong.


1



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

However, possible risks to the market are threefold. First, problems in Asia may prove to be more contractionary than previously believed and impediments to stimulating that region may prove more formidable. The Japanese are beginning to make some of the right moves, but clearly that country, as well as China and the ASEAN tigers, face a daunting task of structural reform in virtually every aspect of their financial institutions. This reform ranges from more transparent accounting to changing a history of cronyism and corruption that has permeated their governments. Second, there remains nervousness about the U.S.'s computer readiness for the year 2000 with costs and uncertainties we cannot accurately forecast. And, finally, there is the possibility of some upward pressure on wages given the tight U.S. labor market. This may force the Federal Reserve to raise rates to keep domestic growth within tolerable limits.

Weighing all sides, we are still inclined to believe that equities will move higher. Strength in Europe and in the United States is more likely to lift, or at least to stabilize, Asia rather than the opposite; i.e., that Asia will worsen and drag down two very strong economies. There is room for interest rates to work downward, particularly when they are compared to lower bond yields in Europe. And, finally, all this is unfolding in an environment where investors are taking much more of a "buy and hold" approach to attain the benefits of the 20% long term capital gain

FUND STRATEGY
Alliance Premier Growth Fund seeks long-term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. We are continuing to stay the course with an optimistic bias, but hold to a barbell approach of having roughly equal weightings in more aggressive, high growth technology stocks on one hand, balanced by lower price to earnings (P/E) multiple financial stocks on the other. As a hedge against the Asian situation worsening, we have also added a third leg to the portfolio of companies with strong U.S. domestic exposure and limited Pacific-rim exposure. We expect market volatility to remain high and do not intend to deviate from our basis trading strategy of taking profits during bouts of exuberance and capitalizing on periods of price weakness where we are confident of underlying fundamentals.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you as we enter the next year.

Sincerely,


John D. Carifa
Chairman and President


Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1998.

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      38.40%         32.50%
Five Years                    24.52%         23.45%
Since Inception*              23.65%         22.71%

CLASS B SHARES
                             WITHOUT         WITH
                          Sales Charge   Sales Charge
                          ------------   ------------
One Year                      37.53%         33.53%
Five Years                    23.76%         23.76%
Since Inception*              22.91%         22.91%

CLASS C SHARES
                             WITHOUT         WITH
                          Sales Charge   Sales Charge
                          ------------   ------------
One Year                      37.53%         36.53%
Five Years                    23.79%         23.79%
Since Inception*              24.70%         24.70%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST
RECENT QUARTER-END (MARCH 31, 1998)

                             CLASS A        CLASS B        CLASS C
                            ---------      ---------      ---------
1 Year                        54.83%         56.57%         59.55%
5 Years                       22.88%         23.20%          n/a
Since Inception*              23.21%         23.44%         25.42%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.
n/a: not applicable


3



TEN LARGEST HOLDINGS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                   VALUE           PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Philip Morris Cos., Inc.            $  172,459,463                   5.6%
Nokia Corp. (ADR)                      147,226,300                   4.8
Dell Computer Corp.                    144,079,087                   4.7
Cisco Systems, Inc.                    141,422,531                   4.6
AirTouch Communications, Inc.          133,321,425                   4.4
Home Depot, Inc.                       121,104,093                   4.0
Tyco International, Ltd.               107,244,763                   3.5
Walt Disney Co.                         98,678,938                   3.2
MBNA Corp.                              87,845,672                   2.9
Citicorp                                81,481,900                   2.7
                                    $1,234,864,172                  40.4%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                   SHARES*
PURCHASES                                  BOUGHT          HOLDINGS 5/31/98
-------------------------------------------------------------------------------
AirTouch Communications, Inc.            1,671,300             2,799,400
Bristol-Myers Squibb Co.                   636,100               636,100
Cisco Systems, Inc.                      1,234,850             1,870,050
Citicorp                                   287,500               546,400
Dayton Hudson Corp.                      1,349,000             1,626,600
H.F. Ahmanson & Co.                        782,000               782,000
NationsBank Corp.                          618,600               618,600
Northwest Airlines Corp. Cl.A              942,600             1,392,800
Philip Morris Cos., Inc.                 2,674,000             4,614,300
Walt Disney Corp.                          528,900               872,300


SALES                                        SOLD           HOLDINGS 5/31/98
-------------------------------------------------------------------------------
Allied-Signal, Inc.                        289,400                    -0-
Compaq Computer Corp.                       12,050             1,173,400
First Data Corp.                           311,100                    -0-
Ford Motor Co.                             803,400                    -0-
Household International, Inc.              143,100                    -0-
Lucent Technologies, Inc.                   60,400               127,000
Medtronic, Inc.                            121,000               201,500
Merrill Lynch & Co., Inc.                  115,800               521,400
Texas Instruments, Inc.                    362,000                    -0-
WorldCom, Inc.                             436,490                    -0-


*  Adjusted for stock splits and other corporate actions.


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-96.7%
CONSUMER SERVICES-24.4%
AIRLINES-4.3%
KLM Royal Dutch Air                             430,182     $ 16,750,212
Northwest Airlines Corp. Cl.A (a)             1,392,800       62,763,050
UAL Corp. (a)                                   657,000       52,190,437
                                                            -------------
                                                             131,703,699

BROADCASTING & CABLE-5.6%
AirTouch Communications, Inc. (a)             2,799,400      133,321,425
Tele-Communications, Inc.
  - Liberty Media Group Cl.A (a)              1,117,812       36,887,796
                                                            -------------
                                                             170,209,221

ENTERTAINMENT & LEISURE-3.8%
Carnival Corp. Cl.A                             271,200       18,373,800
Walt Disney Co.                                 872,300       98,678,938
                                                            -------------
                                                             117,052,738

RESTAURANTS & LODGING-0.2%
Marriott International, Inc. C1.A               147,800        5,136,050

RETAIL - GENERAL MERCHANDISE-10.5%
Dayton Hudson Corp.                           1,626,600       75,433,575
Federated Department Stores, Inc. (a)           539,300       27,942,481
Home Depot, Inc.                              1,541,500      121,104,093
Kohl's Corp. (a)                                659,500       31,367,469
May Department Stores Co.                       363,600       23,384,025
Wal-Mart Stores, Inc.                           760,500       41,970,094
                                                            -------------
                                                             321,201,737
                                                            -------------
                                                             745,303,445

TECHNOLOGY-23.0%
COMMUNICATION EQUIPMENT-8.6%
EMC Corp. (a)                                   694,000       28,757,625
Ericsson (L.M.) Telephone Co. Cl.B (ADR) (b)  1,821,980       50,787,692
Lucent Technologies, Inc.                       127,000        9,009,063
Nokia Corp. (ADR) (c)                         2,267,200      147,226,300
Tellabs, Inc. (a)                               372,300       25,583,991
                                                            -------------
                                                             261,364,671

COMPUTER HARDWARE-5.8%
Compaq Computer Corp.                         1,173,400       32,048,488
Dell Computer Corp. (a)                       1,748,400      144,079,087
                                                            -------------
                                                             176,127,575

COMPUTER SOFTWARE-2.1%
Microsoft Corp. (a)                             750,500       63,651,781

NETWORKING SOFTWARE-4.6%
Cisco Systems, Inc. (a)                       1,870,050      141,422,531

SEMI-CONDUCTOR COMPONENTS-1.9%
Intel Corp.                                     824,300       58,885,931
                                                            -------------
                                                             701,452,489

FINANCE-22.9%
BANKING - MONEY CENTER-3.9%
BankAmerica Corp.                               458,700       37,928,756
Citicorp                                        546,400       81,481,900
                                                            -------------
                                                             119,410,656

BANKING - REGIONAL-3.3%
Banc One Corp.                                  697,510       38,450,239
Fifth Third Bancorp                             289,700       14,267,725
NationsBank Corp.                               618,600       46,858,950
                                                            -------------
                                                              99,576,914


5



PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT-4.0%
Merrill Lynch & Co., Inc.                       521,400     $ 46,665,300
Morgan Stanley, Dean Witter & Co.               963,035       75,176,920
                                                            -------------
                                                             121,842,220

INSURANCE-2.1%
American International Group, Inc.              208,225       25,780,858
Progressive Corp.                               268,400       37,005,650
                                                            -------------
                                                              62,786,508

MORTGAGE BANKING-4.3%
Federal Home Loan Mortgage Corp.                792,100       36,040,550
Federal National Mortgage Assn.                 621,000       37,182,375
H.F. Ahmanson & Co.                             782,000       59,627,500
                                                            -------------
                                                             132,850,425

MISCELLANEOUS-5.3%
Associates First Capital Corp. Cl.A             586,850       43,903,715
MBNA Corp.                                    2,772,250       87,845,672
MGIC Investment Corp.                           520,500       31,197,469
                                                            -------------
                                                             162,946,856
                                                            -------------
                                                             699,413,579

HEALTH CARE-10.3%
DRUGS-7.4%
Bristol-Myers Squibb Co.                        636,100       68,380,750
Merck & Co., Inc.                               517,500       60,579,844
Pfizer, Inc.                                    683,900       71,681,268
Schering-Plough Corp.                           297,700       24,913,769
                                                            -------------
                                                             225,555,631

MEDICAL PRODUCTS-0.4%
Medtronic, Inc.                                 201,500       11,208,437

MEDICAL SERVICES-2.5%
Humana, Inc. (a)                                193,500        6,010,594
United Healthcare Corp.                       1,129,200       72,268,800
                                                            -------------
                                                              78,279,394
                                                            -------------
                                                             315,043,462

CONSUMER STAPLES-6.5%
FOOD-0.2%
Coca-Cola Co.                                    80,200        6,285,675

HOUSEHOLD PRODUCTS-0.7%
Colgate-Palmolive Co.                           241,500       21,010,500

TOBACCO-5.6%
Philip Morris Cos., Inc.                      4,614,300      172,459,463
                                                            -------------
                                                             199,755,638

MULTI INDUSTRY COMPANIES-3.5%
Tyco International, Ltd.                      1,936,700      107,244,763

ENERGY-3.1%
OIL SERVICES-3.1%
Baker Hughes, Inc.                              251,100        9,039,600
Halliburton Co.                                 754,500       35,744,438
Schlumberger, Ltd.                              624,600       48,757,837
                                                            -------------
                                                              93,541,875

CAPITAL GOODS-2.4%
ELECTRICAL EQUIPMENT-0.8%
General Electric Co.                            274,200       22,861,425

MISCELLANEOUS-1.6%
United Technologies Corp.                       519,900       48,870,600
                                                            -------------
                                                              71,732,025


6

                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                 AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
UTILITIES-0.6%
TELEPHONE UTILITY-0.6%
MCI Communications Corp.                        363,800   $   19,451,931
Total Common Stocks
  (cost $2,460,432,822)                                    2,952,939,207

SHORT-TERM INVESTMENT-3.2%
COMMERCIAL PAPER-3.2%
General Electric Capital Corp.
  5.65%, 6/01/98
  (amortized cost $98,799,000)                  $98,799       98,799,000

TOTAL INVESTMENTS-99.9%
  (cost $2,559,231,822)                                   $3,051,738,207
Other assets less liabilities-0.1%                             2,866,476

NET ASSETS-100%                                           $3,054,604,683


(a)  Non-income producing security.
(b)  Country of origin--Sweden.
(c)  Country of origin--Finland.

     Glossary:
     ADR - American Depositary Receipt.

See notes to financial statements.


7


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,559,231,822)     $3,051,738,207
  Cash                                                                  24,054
  Receivable for capital stock sold                                 44,367,310
  Dividends receivable                                               1,198,164
  Prepaid expenses                                                      46,684
  Total assets                                                   3,097,374,419

LIABILITIES
  Payable for investment securities purchased                       36,134,684
  Advisory fee payable                                               2,530,358
  Distribution fee payable                                           1,917,592
  Payable for capital stock redeemed                                 1,790,348
  Accrued expenses and other liabilities                               396,754
  Total liabilities                                                 42,769,736

NET ASSETS                                                      $3,054,604,683

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      124,363
  Additional paid-in capital                                     2,389,583,689
  Net investment loss                                               (9,389,284)
  Accumulated net realized gain on investments                     181,779,530
  Net unrealized appreciation of investments                       492,506,385
                                                                $3,054,604,683

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($796,793,660/
    31,595,598 shares of capital stock issued and outstanding)          $25.22
  Sales charge--4.25% of public offering price                            1.12
  Maximum offering price                                                $26.34

  CLASS B SHARES
  Net asset value and offering price per share($1,633,921,820/
    67,423,754 shares of capital stock issued and outstanding)          $24.23

  CLASS C SHARES
  Net asset value and offering price per share($422,015,765/
    17,389,214 shares of capital stock issued and outstanding)          $24.27

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($201,873,438/7,953,920 shares of capital stock issued
    and outstanding)                                                    $25.38


See notes to financial statements.


8



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $223,011)                                    $ 9,442,103
  Interest                                            2,385,880   $ 11,827,983

EXPENSES
  Advisory fee                                       10,806,610
  Distribution fee - Class A                            974,383
  Distribution fee - Class B                          6,014,780
  Distribution fee - Class C                          1,392,529
  Transfer agency                                     1,467,924
  Registration                                          245,035
  Custodian                                             128,121
  Printing                                              114,434
  Taxes                                                  67,844
  Administrative                                         61,500
  Audit and legal                                        46,066
  Directors' fees                                        14,000
  Miscellaneous                                          12,256
  Total expenses                                     21,345,482
  Less: expense offset arrangement (see Note B)        (128,215)
  Net expenses                                                      21,217,267
  Net investment loss                                               (9,389,284)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                     188,199,868
  Net change in unrealized appreciation of investments             218,073,753
  Net gain on investments                                          406,273,621

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $396,884,337


See notes to financial statements.


9



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                              SIX MONTHS ENDED     YEAR ENDED
                                                MAY 31, 1998      NOVEMBER 30,
                                                 (UNAUDITED)          1997
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                          $   (9,389,284)  $   (9,767,429)
  Net realized gain on investment transactions    188,199,868      103,667,327
  Net change in unrealized appreciation
    of investments                                218,073,753      130,879,567
  Net increase in net assets from operations      396,884,337      224,779,465

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (25,033,845)     (10,426,403)
    Class B                                       (58,997,383)     (25,045,493)
    Class C                                       (12,185,855)      (3,698,398)
    Advisor Class                                  (3,511,106)        (115,497)

CAPITAL STOCK TRANSACTIONS
  Net increase                                  1,294,518,760      638,313,131
  Total increase                                1,591,674,908      823,806,805

NET ASSETS
  Beginning of year                             1,462,929,775      639,122,970
  End of period                                $3,054,604,683   $1,462,929,775


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $61,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,140,092 for the six months ended May 31, 1998.

In addition, for the six months ended May 31, 1998, the Fund's expenses were reduced by $128,215 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $244,777 from the sale of Class A shares and $3,770, $733,379 and $60,789 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1998, amounted to $1,781,639, of which $27,000 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $40,911,362 and $2,936,372 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,672,061,876 and $623,595,929, respectively, for the six months ended May 31, 1998. There were purchases of $57,833,510 and sales of $1,660,789 of U.S. government and government agency obligations for the six months ended May 31, 1998.
At May 31, 1998 the cost of investments for federal income tax purposes was $2,559,825,171. Accordingly, gross unrealized appreciation of investments was $522,896,110 and gross unrealized depreciation of investments was $30,983,074 resulting in net unrealized appreciation of $491,913,036.


12



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                     MAY 31, 1998   NOVEMBER 30,  MAY 31, 1998     NOVEMBER 30,
                      (UNAUDITED)       1997       (UNAUDITED)         1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold           21,298,583    10,222,249    $500,620,892    $212,359,400
Shares issued in
  reinvestment of
  distributions        1,097,397       538,004      22,277,792       8,771,167
Shares converted
  from Class B           586,057     1,665,278      13,303,599      33,372,081
Shares redeemed       (8,342,816)   (5,085,060)   (198,471,073)   (100,132,948)
Net increase          14,639,221     7,340,471    $337,731,210    $154,369,700

CLASS B
Shares sold           28,447,584    22,054,486    $653,237,521    $438,050,160
Shares issued in
  reinvestment of
  distributions        2,839,210     1,184,755      55,536,086      18,778,873
Shares converted
  to Class A            (608,946)   (1,719,123)    (13,303,599)    (33,372,081)
Shares redeemed       (3,630,251)   (4,213,179)    (82,336,478)    (80,849,390)
Net increase          27,047,597    17,306,939    $613,133,530    $342,607,562

CLASS C
Shares sold           12,398,232     6,050,953    $286,808,702    $120,803,565
Shares issued in
  reinvestment of
  distributions          572,653       140,395      11,218,638       2,228,162
Shares redeemed       (3,938,811)   (1,266,415)    (91,101,385)    (24,575,722)
Net increase           9,032,074     4,924,933    $206,925,955    $ 98,456,005

ADVISOR CLASS
Shares sold            7,120,481     2,430,024    $176,601,866    $ 45,316,504
Shares issued in
  reinvestment of
  distributions          164,626         7,030       3,356,728         114,668
Shares redeemed       (1,750,409)     (124,677)    (43,230,529)     (2,551,308)
Net increase           5,534,698     2,312,377    $136,728,065    $ 42,879,864


13



FINANCIAL HIGHLIGHTS                               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS A
                                            ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED NOVEMBER 30,
                                              MAY 31, 1998   ----------------------------------------------------------------
                                              (UNAUDITED)        1997          1996          1995         1994         1993
                                            ---------------  ------------  ------------  -----------  -----------  ----------
Net asset value, beginning of year            $22.00           $17.98        $16.09        $11.41       $11.78       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.05)(a)         (.10)(a)      (.04)(a)      (.03)        (.09)        (.05)
Net realized and unrealized gain (loss)
  on investment transactions                    4.71             5.20          3.20          5.38         (.28)        1.05
Net increase (decrease) in net asset
  value from operations                         4.66             5.10          3.16          5.35         (.37)        1.00

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-              -0-           -0-           -0-          -0-        (.01)
Distributions from net realized gains          (1.44)           (1.08)        (1.27)         (.67)          -0-          -0-
Total dividends and distributions              (1.44)           (1.08)        (1.27)         (.67)          -0-        (.01)
Net asset value, end of period                $25.22           $22.00        $17.98        $16.09       $11.41       $11.78

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.74%           30.46%        21.52%        49.95%       (3.14)%       9.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $796,794         $373,099      $172,870       $72,366      $35,146      $40,415
Ratio of expenses to average net assets         1.51%(c)(d)      1.57%         1.65%         1.75%        1.96%        2.18%
Ratio of net investment loss to
  average net assets                            (.40)%(c)        (.52)%        (.27)%        (.28)%       (.67)%       (.61)%
Portfolio turnover rate                           30%              76%           95%          114%          98%          68%


See footnote summary on page 17.


14



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS B
                                          -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                           YEAR ENDED NOVEMBER 30,
                                             MAY 31, 1998    ----------------------------------------------------------------
                                             (UNAUDITED)         1997          1996          1995         1994         1993
                                          -----------------  ------------  ------------  -----------  -----------  ----------
Net asset value, beginning of year            $21.26           $17.52        $15.81        $11.29       $11.72       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.12)(a)         (.23)(a)      (.14)(a)      (.11)        (.15)        (.10)
Net realized and unrealized gain (loss)
  on investment transactions                    4.53             5.05          3.12          5.30         (.28)        1.03
Net increase (decrease) in net asset
value from operations                           4.41             4.82          2.98          5.19         (.43)         .93

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.44)           (1.08)        (1.27)         (.67)          -0-          -0
Net asset value, end of period                $24.23           $21.26        $17.52        $15.81       $11.29       $11.72

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.33%           29.62%        20.70%        49.01%       (3.67)%       8.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $1,633,922         $858,449      $404,137      $238,088     $139,988     $151,600
Ratio of expenses to average net assets         2.20%(c)(d)      2.25%         2.32%         2.43%        2.47%        2.70%
Ratio of net investment loss to
  average net assets                           (1.10)%(c)       (1.20)%        (.94)%        (.95)%      (1.19)%      (1.14)%
Portfolio turnover rate                           30%              76%           95%          114%          98%          68%


See footnote summary on page 17.

15


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS C
                                            ------------------------------------------------------------------------------------
                                               SIX MONTHS                                                          MAY 3,1993(E)
                                                 ENDED                       YEAR ENDED NOVEMBER 30,                    TO
                                              MAY 31, 1998   ----------------------------------------------------  NOVEMBER 30,
                                              (UNAUDITED)        1997          1996          1995         1994         1993
                                            ---------------  ------------  ------------  -----------  -----------  -------------
Net asset value, beginning of period          $21.29           $17.54        $15.82        $11.30       $11.72       $10.48

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.12)(a)         (.24)(a)      (.14)(a)      (.08)        (.09)        (.05)
Net realized and unrealized gain (loss)
  on investment transactions                    4.54             5.07          3.13          5.27         (.33)        1.29
Net increase (decrease) in net asset
  value from operations                         4.42             4.83          2.99          5.19         (.42)        1.24

LESS:DISTRIBUTIONS
Distributions from net realized gains          (1.44)           (1.08)        (1.27)         (.67)          -0-          -0-
Net asset value, end of period                $24.27           $21.29        $17.54        $15.82       $11.30       $11.72

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.35%           29.64%        20.76%        48.96%       (3.58)%      11.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $422,016         $177,923       $60,194       $20,679       $7,332       $3,899
Ratio of expenses to average net assets         2.19%(c)(d)      2.24%         2.32%         2.42%        2.47%        2.79%(c)
Ratio of net investment loss to
  average net assets                           (1.10)%(c)       (1.22)%        (.94)%        (.97)%      (1.16)%      (1.35)%(c)
Portfolio turnover rate                           30%              76%           95%          114%          98%          68%


See footnote summary on page 17.


16



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ADVISOR CLASS
                                            ----------------------------------------
                                                                        OCTOBER 2,
                                              SIX MONTHS                 1996(E)
                                                 ENDED      YEAR ENDED      TO
                                             MAY 31, 1998     NOV. 30,   NOV. 30,
                                              (UNAUDITED)       1997       1996
                                            ---------------  ---------  ------------
Net asset value, beginning of period          $22.10          $17.99     $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.02)           (.06)      (.01)
Net realized and unrealized gain
  on investment transactions                    4.74            5.25       2.06
Net increase in net asset
  value from operations                         4.72            5.19       2.05

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.44)          (1.08)        -0-
Net asset value, end of period                $25.38          $22.10     $17.99

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.92%          30.98%     12.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $201,873         $53,459     $1,922
Ratio of expenses to average net assets         1.19%(c)(d)     1.25%      1.50%(c)
Ratio of net investment loss to
  average net assets                            (.15)%(c)       (.28)%     (.48)%(c)
Portfolio turnover rate                           30%             76%        95%


(a)  Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended May 31, 1998, the ratios of expenses to average net assets were 1.51%, 2.19%, 2.18% and 1.18% for Class A, B, C and Advisor Class shares, respectively.

(e)  Commencement of distribution.


17



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.
     The financial information included therein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


18



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19



ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

APGSR